Submission	Aug. 11, 2025
Submission [Line Items]
Central Index Key	0001913577
Registrant Name	DENALI CAPITAL ACQUISITION CORP.
Registration File Number	333-283019
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES